Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

INSTITUTIONAL SHARES (TICKER FIMTX)
CLASS Y SHARES (TICKER FIMYX)

SUPPLEMENT TO STATUTORY PROSPECTUS DATED July 31, 2012

The Board of Trustees of Intermediate Municipal Trust has approved a non-fundamental operating policy that permits, beginning on March 1, 2013, Federated Intermediate Municipal Trust (the "Fund") to normally invest up to 15% of the Fund's total assets in noninvestment-grade securities, and to opportunistically invest up to 25% of the Fund's total assets in noninvestment-grade securities, in each case consistent with the Fund's investment objective and other investment strategies and policies as in effect from time to time. The following are supplements to the Fund's Statutory Prospectus, dated July 31, 2012, reflecting this change, and making certain other updates to the Statutory Prospectus:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the second paragraph in its entirety and replace it with the following:

"The Fund's portfolio securities will be investment grade or of comparable quality, except that beginning on March 1, 2013: (1) the Fund's Adviser expects that, normally, up to 15% of the Fund's total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds; and (2) the Fund may opportunistically invest up to 25% of its total assets in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated "AAA," "AA," "A" or "BBB" by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating. The Fund considers among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years."

2. Under the heading entitled "What are the Main Risks of Investing in the Fund?," please delete the risk descriptions for " Issuer Credit Risk" and "Liquidity Credit Risk" in their entirety and replace them with the following:

  "Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts."

3. Under the heading entitled "What are the Main Risks of Investing in the Fund?," please insert the following risk descriptions:

  "Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance."